Share-Based Incentive Compensation (table)	3 Months Ended
Mar. 31, 2017
Share-Based Incentive Compensation disclosure
Information for fully vested stock option awards [Table Text Block]

Stock Options	Number	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining	Aggregate Intrinsic Value ($ in millions)
Vested at end of period (1)	6,328,223	$86.11	6.5 years	$218

Exercisable at end of period	3,631,047	$68.37	4.8 years	$189

(1)     Represents awards for which the requisite service has been rendered, including those that are retirement eligible.